Unaudited Interim Condensed Consolidated Balance Sheets - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Non-current assets	€ 221,330	€ 231,520
Intangible assets	30,714	32,700
Right of use assets	46,752	48,285
Property, plant and equipment	123,240	125,545
Investments in associates		2,124
Deferred tax assets	2,676	3,582
Other assets	17,948	19,282
Current assets	503,776	585,832
Inventories	95,201	124,098
Trade receivables	16,251	44,013
Other assets	53,965	71,036
Cash and cash equivalents	336,225	346,686
Assets classified as held for sale	2,134
TOTAL ASSETS	725,105	817,352
EQUITY
Capital and reserves attributable to the Company’s equity holders	93,255	170,581
Share capital	17,603	15,786
Share premium	501,638	409,258
Other reserves	52,482	52,512
Retained earnings/(Accumulated deficit)	(306,974)	(233,549)
Loss for the period	(171,493)	(73,425)
LIABILITIES
Non-current liabilities	195,722	277,791
Borrowings	67,058	50,726
Lease liabilities	51,931	53,687
Contract liabilities	5,110	4,741
Refund liabilities	66,689	158,970
Provisions	2,302	8,308
Deferred tax liabilities	1,978	1,290
Other liabilities	654	69
Current liabilities	436,128	368,979
Borrowings	11,543	7,107
Trade payables and accruals	83,704	68,119
Income tax liability	259	83
Tax and employee-related liabilities	15,199	17,249
Lease liabilities	2,989	3,135
Contract liabilities	119,711	124,017
Refund liabilities	142,585	95,611
Provisions	56,884	48,708
Other liabilities	3,254	4,950
TOTAL LIABILITIES	631,850	646,771
TOTAL EQUITY AND LIABILITIES	€ 725,105	€ 817,352